Quarterly Holdings Report
for
Fidelity® Series Sustainable Investment Grade Bond Fund
November 30, 2024
SGB-NPRT1-0125
1.9908955.101
Asset-Backed Securities - 5.9%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 5.9%
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 6.7236% 7/21/2037 (b)(c)(d)	250,000	250,925
RR 28 LTD / RR 28 LLC Series 2024-28RA Class A1R, CME Term SOFR 3 month Index + 1.55%, 6.2059% 4/15/2037 (b)(c)(d)	250,000	251,607
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		502,532
TOTAL ASSET-BACKED SECURITIES (Cost $499,999)		502,532

Non-Convertible Corporate Bonds - 22.6%
	Principal Amount (a)	Value ($)
CANADA - 0.7%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
TELUS Corp 3.4% 5/13/2032	45,000	40,526
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc 3.625% 5/13/2051 (c)	29,000	21,105
TOTAL CANADA		61,631
CHINA - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031	36,000	31,057
UNITED KINGDOM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Astrazeneca Finance LLC 1.75% 5/28/2028	27,000	24,625
UNITED STATES - 21.3%
Communication Services - 1.9%
Diversified Telecommunication Services - 0.9%
Verizon Communications Inc 5.05% 5/9/2033	74,000	74,877
Entertainment - 0.2%
Walt Disney Co/The 2.65% 1/13/2031	27,000	24,219
Media - 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	10,000	9,909
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	5,000	5,144
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	3,000	3,145
Warnermedia Holdings Inc 4.279% 3/15/2032	30,000	27,071
Warnermedia Holdings Inc 5.141% 3/15/2052	27,000	21,704
		66,973
TOTAL COMMUNICATION SERVICES		166,069

Consumer Discretionary - 1.6%
Automobiles - 0.1%
General Motors Co 5.4% 10/15/2029	18,000	18,300
Specialty Retail - 1.2%
Home Depot Inc/The 3.25% 4/15/2032	25,000	22,746
Lowe's Cos Inc 3.75% 4/1/2032	35,000	32,636
Lowe's Cos Inc 4.25% 4/1/2052	25,000	20,516
TJX Cos Inc/The 3.875% 4/15/2030	23,000	22,218
		98,116
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry Inc 3.05% 3/15/2032	27,000	23,323
TOTAL CONSUMER DISCRETIONARY		139,739

Consumer Staples - 0.5%
Food Products - 0.5%
General Mills Inc 2.25% 10/14/2031	55,000	46,802
Financials - 6.2%
Banks - 3.4%
Bank of America Corp 5.015% 7/22/2033 (d)	55,000	55,206
Citigroup Inc 2.014% 1/25/2026 (d)	68,000	67,679
Citigroup Inc 4.91% 5/24/2033 (d)	15,000	14,816
Citizens Financial Group Inc 5.718% 7/23/2032 (d)	11,000	11,224
Fifth Third Bancorp 4.895% 9/6/2030 (d)	10,000	9,957
JPMorgan Chase & Co 4.912% 7/25/2033 (d)	65,000	64,942
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (d)	50,000	49,518
Santander Holdings USA Inc 5.807% 9/9/2026 (d)	7,000	7,034
Santander Holdings USA Inc 6.499% 3/9/2029 (d)	5,000	5,187
		285,563
Capital Markets - 1.3%
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)	21,000	18,517
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (d)	25,000	24,342
Morgan Stanley 4.889% 7/20/2033 (d)	46,000	45,536
State Street Corp 3.031% 11/1/2034 (d)	25,000	22,698
		111,093
Consumer Finance - 0.3%
Ally Financial Inc 2.2% 11/2/2028	27,000	24,335
Insurance - 1.2%
Equitable Financial Life Global Funding 1.3% 7/12/2026 (c)	53,000	50,216
Marsh & McLennan Cos Inc 2.375% 12/15/2031	57,000	48,873
		99,089
TOTAL FINANCIALS		520,080

Health Care - 1.6%
Biotechnology - 0.6%
Amgen Inc 3% 2/22/2029	50,000	46,895
Health Care Providers & Services - 0.6%
Cigna Group/The 3.4% 3/15/2051	28,000	19,735
Humana Inc 3.7% 3/23/2029	37,000	35,266
		55,001
Pharmaceuticals - 0.4%
Bristol-Myers Squibb Co 2.95% 3/15/2032	13,000	11,574
Zoetis Inc 2% 5/15/2030	27,000	23,465
		35,039
TOTAL HEALTH CARE		136,935

Industrials - 1.3%
Building Products - 0.3%
Carrier Global Corp 2.493% 2/15/2027	25,000	23,918
Carrier Global Corp 5.9% 3/15/2034	2,000	2,116
		26,034
Industrial Conglomerates - 0.7%
Honeywell International Inc 1.75% 9/1/2031	27,000	22,592
Trane Technologies Financing Ltd 3.8% 3/21/2029	35,000	33,936
		56,528
Machinery - 0.3%
Otis Worldwide Corp 2.565% 2/15/2030	27,000	24,249
TOTAL INDUSTRIALS		106,811

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.2%
Dell International LLC / EMC Corp 6.2% 7/15/2030	21,000	22,309
Semiconductors & Semiconductor Equipment - 0.4%
Micron Technology Inc 2.703% 4/15/2032	36,000	30,773
TOTAL INFORMATION TECHNOLOGY		53,082

Materials - 0.3%
Chemicals - 0.3%
International Flavors & Fragrances Inc 2.3% 11/1/2030 (c)	28,000	24,013
Real Estate - 2.5%
Diversified REITs - 0.4%
WP Carey Inc 2.45% 2/1/2032	42,000	35,222
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc 2% 5/18/2032	42,000	34,203
Industrial REITs - 0.4%
Prologis LP 2.875% 11/15/2029	38,000	35,220
Office REITs - 0.7%
Boston Properties LP 2.45% 10/1/2033	47,000	36,935
COPT Defense Properties LP 2% 1/15/2029	29,000	25,639
		62,574
Real Estate Management & Development - 0.3%
CBRE Services Inc 2.5% 4/1/2031	27,000	23,430
Retail REITs - 0.3%
Brixmor Operating Partnership LP 5.75% 2/15/2035	20,000	20,690
Regency Centers LP 5.1% 1/15/2035	4,000	3,989
		24,679
TOTAL REAL ESTATE		215,328

Utilities - 4.8%
Electric Utilities - 2.0%
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	47,000	44,181
Duke Energy Carolinas LLC 3.95% 11/15/2028	33,000	32,321
Northern States Power Co/MN 2.25% 4/1/2031	40,000	34,647
Oncor Electric Delivery Co LLC 4.15% 6/1/2032	25,000	23,929
Wisconsin Electric Power Co 4.75% 9/30/2032	31,000	31,269
		166,347
Independent Power and Renewable Electricity Producers - 1.1%
AES Corp/The 1.375% 1/15/2026	27,000	25,914
AES Corp/The 2.45% 1/15/2031	78,000	66,111
		92,025
Multi-Utilities - 1.7%
Dominion Energy Inc 2.25% 8/15/2031	61,000	51,862
NiSource Inc 1.7% 2/15/2031	63,000	52,367
Puget Energy Inc 4.224% 3/15/2032	44,000	40,941
		145,170
TOTAL UTILITIES		403,542

TOTAL UNITED STATES		1,812,401
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,918,143)		1,929,714

U.S. Government Agency - Mortgage Securities - 21.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 21.2%
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	24,729	19,836
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	23,714	19,983
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	72,994	63,629
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	41,112	40,360
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	47,124	47,114
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	42,401	42,985
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	24,622	24,961
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	48,725	49,396
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	16,643	17,072
Freddie Mac Gold Pool 2.5% 9/1/2051	30,845	26,011
Freddie Mac Gold Pool 3% 5/1/2051	22,391	19,686
Freddie Mac Gold Pool 4.5% 1/1/2053	48,386	46,541
Freddie Mac Non Gold Pool 5.5% 3/1/2054	23,224	23,219
Ginnie Mae I Pool 4% 10/20/2052	93,697	88,299
Ginnie Mae II Pool 2% 1/1/2055 (e)	25,000	20,574
Ginnie Mae II Pool 2% 12/1/2054 (e)	50,000	41,109
Ginnie Mae II Pool 2% 2/20/2052	72,864	59,916
Ginnie Mae II Pool 2.5% 5/20/2052	72,750	62,227
Ginnie Mae II Pool 3% 1/1/2055 (e)	50,000	44,354
Ginnie Mae II Pool 3% 12/1/2054 (e)	125,000	110,820
Ginnie Mae II Pool 5% 12/1/2054 (e)	25,000	24,648
Ginnie Mae II Pool 6% 1/1/2055 (e)	50,000	50,484
Ginnie Mae II Pool 6% 12/1/2054 (e)	125,000	126,310
Uniform Mortgage Backed Securities 2% 1/1/2055 (e)	125,000	100,337
Uniform Mortgage Backed Securities 2% 12/1/2039 (e)	50,000	44,832
Uniform Mortgage Backed Securities 2% 12/1/2054 (e)	350,000	280,602
Uniform Mortgage Backed Securities 2.5% 12/1/2054 (e)	150,000	125,578
Uniform Mortgage Backed Securities 3.5% 12/1/2054 (e)	50,000	45,309
Uniform Mortgage Backed Securities 4% 12/1/2054 (e)	75,000	70,172
Uniform Mortgage Backed Securities 6% 12/1/2054 (e)	25,000	25,300
Uniform Mortgage Backed Securities 6.5% 1/1/2055 (e)	25,000	25,595
Uniform Mortgage Backed Securities 6.5% 12/1/2054 (e)	25,000	25,598
TOTAL UNITED STATES		1,812,857
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,794,231)		1,812,857

U.S. Treasury Obligations - 49.6%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/23/2025	5.12	100,000	99,360
US Treasury Bonds 3.625% 2/15/2053	3.74	335,000	291,947
US Treasury Bonds 3.875% 2/15/2043	3.81	180,000	166,901
US Treasury Bonds 4.125% 8/15/2053	4.18	17,000	16,218
US Treasury Bonds 4.25% 2/15/2054	4.24 to 4.78	338,000	330,131
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.66	76,000	74,326
US Treasury Bonds 4.625% 5/15/2054	4.49 to 4.65	95,000	98,755
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.04	175,000	165,047
US Treasury Notes 3.5% 2/15/2033	3.39	90,000	85,823
US Treasury Notes 3.5% 4/30/2028	3.35	560,000	549,019
US Treasury Notes 3.5% 4/30/2030	3.36	70,000	67,949
US Treasury Notes 3.625% 5/15/2026	4.03	45,000	44,601
US Treasury Notes 3.625% 9/30/2031	3.63 to 3.87	219,000	212,430
US Treasury Notes 3.75% 12/31/2028	3.84	200,000	197,258
US Treasury Notes 3.75% 5/31/2030	3.98	210,000	206,243
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.27	268,000	261,154
US Treasury Notes 4% 1/31/2031	3.90	134,000	133,074
US Treasury Notes 4% 2/15/2034	4.28	28,000	27,578
US Treasury Notes 4% 6/30/2028	4.25	60,000	59,768
US Treasury Notes 4% 7/31/2030	4.07 to 4.16	105,000	104,385
US Treasury Notes 4.125% 10/31/2031	4.37	77,000	76,964
US Treasury Notes 4.125% 11/30/2029	4.08	57,000	57,013
US Treasury Notes 4.125% 7/31/2028	4.18 to 4.27	175,000	175,007
US Treasury Notes 4.125% 7/31/2031	3.78	137,000	136,916
US Treasury Notes 4.125% 8/31/2030	4.61	58,000	57,998
US Treasury Notes 4.25% 11/15/2034	4.44	20,000	20,091
US Treasury Notes 4.25% 2/28/2031	4.12 to 4.27	135,000	135,870
US Treasury Notes 4.375% 11/30/2030	4.27 to 4.35	93,000	94,217
US Treasury Notes 4.5% 11/15/2033	3.86 to 4.35	180,000	184,127
US Treasury Notes 4.625% 5/31/2031	4.33	67,000	68,853
US Treasury Notes 4.875% 10/31/2030	4.91	20,000	20,781
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,304,288)			4,219,804

Money Market Funds - 14.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $1,203,876)	4.64	1,203,635	1,203,876

TOTAL INVESTMENT IN SECURITIES - 113.4% (Cost $9,720,537)	9,668,783
NET OTHER ASSETS (LIABILITIES) - (13.4)%	(1,148,928)
NET ASSETS - 100.0%	8,519,855

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 12/1/2054	(25,000)	(20,555)
Ginnie Mae II Pool 3% 12/1/2054	(100,000)	(88,656)
Ginnie Mae II Pool 6% 12/1/2054	(75,000)	(75,785)
Uniform Mortgage Backed Securities 2% 12/1/2054	(125,000)	(100,215)
Uniform Mortgage Backed Securities 6.5% 12/1/2054	(25,000)	(25,598)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(310,809)

TOTAL TBA SALE COMMITMENTS (Proceeds $306,447)		(310,809)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $597,867 or 7.0% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	1,161,291	617,400	574,815	13,933	-	-	1,203,876	0.0%
Total	1,161,291	617,400	574,815	13,933	-	-	1,203,876

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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